Note 4 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment, net

Property and equipment consisted of the following:

	December 31,
	2019	2020
	$	$

Office equipment	150	181
Laboratory equipment	114	121
Motor vehicles	23	24
Leasehold improvements	103	116

	390	442
Less: accumulated depreciation	(181)	(258)

Property and equipment, net	209	184

Depreciation expenses for the years ended
December 31, 2018,
2019
and
2020
were
$48,
$77
and
$77,
respectively.